FAIR VALUE AND RISK MANAGEMENT - Risk Management - Foreign exchange risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Risk Management
Unsecured debentures	$ 1,900,000
Unsecured term loans	534,136
Cross Currency Interest Rate Swaps [Member]
Risk Management
Unsecured debentures	900,000
UnitedStates Operations [Member]
Risk Management
Unsecured debentures	1,000,000
Foreign exchange risk
Risk Management
Foreign currency denominated net assets	$ 5,800,000
Change in foreign currency rate (in percent)	1.00%
US dollar exchange risk
Risk Management
Gain or Loss on change in value of foreign currency exchange rate	$ 39,100
Effect of exchange rate changes on revenue	2,000
Euro exchange risk
Risk Management
Gain or Loss on change in value of foreign currency exchange rate	18,100
Effect of exchange rate changes on revenue	$ 1,200